PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost:	$ 1,706,887	$ 1,670,484
Accumulated depreciation	(1,356,848)	(1,236,016)
Property and equipment, net	350,039	434,468
Buildings (including facility infrastructure) [Member]
Property, Plant and Equipment [Line Items]
Cost:	306,674	311,089
Accumulated depreciation	(173,696)	(156,662)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	1,400,213	1,359,395
Accumulated depreciation	$ (1,183,152)	$ (1,079,354)